Risk Management_Credit quality of off balancesheet items (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019		Dec. 31, 2018
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 116,270,591		₩ 110,463,121
Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts		12,618,917		12,666,417
Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		103,651,674		97,796,704
Stage 1 | Above appropriate credit rating | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	108,807,707		102,947,339
Stage 1 | Above appropriate credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	10,952,917		11,212,772
Stage 1 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		97,854,790	[1]	91,734,567
Stage 1 | Less than a limited credit rating | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	4,812,856		4,696,137
Stage 1 | Less than a limited credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	1,333,561		1,063,551
Stage 1 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	3,479,295		3,632,586
Stage 2 | Above appropriate credit rating | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	1,388,491		1,536,477
Stage 2 | Above appropriate credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	355		7,147
Stage 2 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	1,388,136		1,529,330
Stage 2 | Less than a limited credit rating | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	1,129,690		1,142,117
Stage 2 | Less than a limited credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	223,657		261,599
Stage 2 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	906,033		880,518
Stage 3 | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts		131,847		141,051
Stage 3 | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts		108,427		121,348
Stage 3 | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 23,420		₩ 19,703

[1]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[2]	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
[3]	Credit grade of corporates are A- ~ BBB, and consumers are grades 1 ~ 6.